S000036906 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	153 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA Global Fixed Income Markets Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.73%)	(2.20%)	0.11%
Markit iBoxx Global Developed Markets High Yield Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.07%	2.84%	3.85%
iBoxx Global Government Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.70%	(0.83%)	0.15%
iShares US & Intl High Yield Corp Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.97%	2.72%	3.68%
Performance Inception Date					Apr. 03, 2012
iShares US & Intl High Yield Corp Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.37%	0.60%	1.58%
iShares US & Intl High Yield Corp Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.49%	1.14%	1.87%

[1]	Effective as of the date of the Fund's prospectus, the Fund will compare its performance to the ICE BofA Global Fixed Income Markets Index because it represents the broad global fixed income market.
[2]	Effective approximately one year from the date of the Fund's prospectus, the Fund will no longer compare its performance to this index.